Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax [Abstract]
Summary of Current Income Tax Assets	Below is a breakdown of the current income tax assets disclosed in the statement of financial position:

	December 31, 2024	December 31, 2023
Tax advances	45,438,057	349,167
TOTAL	45,438,057	349,167

Summary of Current Income Tax Liabilities
Below is a breakdown of the current income tax liabilities disclosed in the statement of financial position:

	December 31, 2024	December 31, 2023
Income tax provision	17,135,128	426,610,954
Tax advances	(2,573,657)	(7,392,376)
Collections and withholdings	(787,449)	(750,788)
TOTAL	13,774,022	418,467,790

Deferred Income Tax Assets and Liabilities
The deferred tax assets and liabilities disclosed in the statement of financial position are as follows:

Account		Changes recognized in		As of December 31, 2024
	As of December 31, 2023	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	66,149,028	(17,353,276)	—	48,795,752	—
Provisions	77,535,032	(21,493,729)	—	56,041,303	—
Loan Commissions	9,897,350	3,029,326	—	12,926,676	—
Expenses capitalized for tax purpose	(36,907,330)	(7,620,053)	—	—	(44,527,383)
Property and equipment	(90,911,885)	9,906,978		—	(81,004,907)
Investments in debt securities and equity instruments	(65,098,000)	48,977,886	1,521,923	—	(14,598,191)
Inflation adjustment (see Note 11.4)	2,776,485	(2,709,258)	—	67,227	—
Tax loss	2,740,908	47,657,466	—	50,398,374	—
Others	113	(61)	—	52	—
Balance	(33,818,299)	60,395,279	1,521,923	168,229,384	(140,130,481)
Offsetting				(140,130,481)	140,130,481
Net				28,098,903	—

Account		Changes recognized in		As of December 31, 2023
	As of December 31, 2022	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	81,141,588	(14,992,560)	—	66,149,028	—
Provisions	85,541,940	(8,006,908)	—	77,535,032	—
Loan Commissions	8,280,148	1,617,202	—	9,897,350	—
Expenses capitalized for tax purpose	(32,811,674)	(4,095,656)	—	—	(36,907,330)
Property and equipment	(88,236,354)	(2,675,531)	—	—	(90,911,885)
Investments in debt securities and equity instruments	(95,215,710)	215,047,801	(184,930,091)	—	(65,098,000)
Inflation adjustment (see Note 11.4)	16,851,957	(14,075,472)	—	2,776,485	—
Tax loss	5,981,492	(3,240,584)	—	2,740,908	—
Others	(234,219)	234,332	—	113	—
Balance	(18,700,832)	169,812,624	(184,930,091)	159,098,916	(192,917,215)
Offsetting				(152,901,796)	152,901,796
Net				6,197,120	(40,015,419)

Income Tax Expense
Below are the main components of the income tax benefit in the consolidated statement of comprehensive income:

	December 31, 2024	December 31, 2023	December 31, 2022
Current Tax	(136,660,084)	(509,675,665)	(62,999,041)
Deferred Tax	60,395,279	169,812,624	80,113,241
Income tax recognized in the consolidated statement of profit or loss	(76,264,805)	(339,863,041)	17,114,200
Income tax recognized in the consolidated statement of comprenhensive income	169,658,849	(184,930,091)	(4,839,879)
Total income tax	93,394,044	(524,793,132)	12,274,321

Reconciliation of Effective Tax Rate
Below is a reconciliation between the tax that would result from applying the current tax rate to the result before income tax and the income tax charge recorded in results as of December 31, 2024, 2023 and 2022:

	December 31, 2024	December 31, 2023	December 31, 2022
Profit before income tax	441,080,385	682,307,668	375,932,109
Income tax rate	35%	35%	35%
Income tax using the Bank’s income tax rate	154,378,135	238,807,684	131,576,238
Tax-exempt income	(5,046,526)	(4,035,063)	(1,007,349)
Non-deductible expenses	2,393,524	5,540,479	1,036,102
Other	67,800	(84,226)	(1,473,226)
Net monetary inflation adjustment	690,318,492	911,255,310	411,884,383
Subtotal	842,111,425	1,151,484,184	542,016,148
Inflation adjustment for tax purposes (see Note 11.6)	(773,960,520)	(811,621,143)	(558,520,266)
Other	8,113,900	—	(610,082)
Income tax expense (benefit)	76,264,805	339,863,041	(17,114,200)
Effective tax rate	17%	50%	(5%)